SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Retroactive adoption of IFRS 15 - Consolidated statements of income and comprehensive income (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	$ 3,376,483	$ 3,281,550	$ 3,184,853
Purchase of goods and services	1,315,476	1,338,804	1,299,526
Net income attributable to shareholders	$ 651,891	939,829	595,517
Increase (decrease) due to application of IFRS 15
Revenues		22,487	52,540
Purchase of goods and services		(12,405)	(13,193)
Deferred income tax expense		9,246	17,419
Net income attributable to shareholders		25,646	48,314
Comprehensive income attributable to shareholders		$ 25,646	$ 48,314